Recent Accounting Pronouncements and Significant Accounting Policies, Principles of Consolidation (Details)	12 Months Ended
	Dec. 31, 2024 Subsidiary Contract	Dec. 31, 2023 Subsidiary
Principles of Consolidation [Abstract]
Number of newly established subsidiaries | Subsidiary	4	4
Number of shipbuilding contracts signed | Contract	4